Related parties	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Disclosure of related party [text block]
29.	Related parties

Balances with associates and joint ventures as of December 31, 2018 and 2017 are as follows:

	Accounts receivable	Accounts receivable – Loans	Other assets	Accounts payable	Loans	Other liabilities
Joint Ventures
Equion Energy Limited (1)	22,958	–	19,214	87,079	855,135	67
Ecodiesel Colombia S.A.	522	–	–	23,857	–	1
Offshore International Group Inc. (2)	–	117,824	–	–	–	–
Associates
Serviport S.A.	–	–	–	5,482	–	–
Balance as of December 31, 2018	23,480	117,824	19,214	116,418	855,135	68
Current	23,480	–	19,214	116,418	855,135	68
Non–current	–	117,824	–	–	–	–
	23,480	117,824	19,214	116,418	855,135	68
	(Note 7)	(Note 7)	(Note 11)	(Note 19)	(Note 18)

	Accounts receivable	Accounts receivable – Loans	Other assets	Accounts payable	Loans	Other liabilities
Joint Ventures
Equion Energy Limited (1)	4,010	–	7,716	101,472	259,760	7
Ecodiesel Colombia S.A.	362	–	–	22,228	–	–
Offshore International Group Inc. (2)	–	154,810	–	–	–	–
Associates
Invercolsa S.A.	18,641	–	–	–	–	–
Serviport S.A.	–	–	–	5,820	–	–
Balance as of December 31, 2017	23,013	154,810	7,716	129,520	259,760	7
Current	23,013	–	7,716	129,520	259,760	7
Non–current	–	154,810	–	–	–	–
	23,013	154,810	7,716	129,520	259,760	7
	(Note 7)	(Note 7)	(Note 11)	(Note 19)	(Note 18)

Loans with related parties:

(1)	Deposits held by Equion in Capital AG for a nominal value of USD$ 263 million (2017 – USD$77 millon), with a three-month Libor rate + 1.92% (2017 - 1.44%) .

(2)
Loan granted by Ecopetrol S.A. to Savia Perú S.A. (subsidiary of Offshore International Group) for US$
57
million in 2016, with an interest rate of
4.99
% payable semiannually from 2017 and maturating in 2021. The balance in nominal value of this loan as of December 31, 2018 is USD$
35
million (2017 – USD$49 million).

The amounts outstanding are not guaranteed and will be settled in cash. No expense has been recognized in the current period or in previous periods with respect to uncollectible or doubtful accounts related to the amounts owed by related parties.

The main transactions with related parties for years ended December 31, 2018, 2017 and 2016 are detailed as follows:

	2018		2017		2016
	Sales and services	Purchases and others	Sales and services	Purchases and others	Sales and services	Purchases and others
Joint Ventures
Equion Energy Limited	67,002	846,284	425,881	598,636	491,698	418,618
Ecodiesel Colombia S.A	6,860	267,498	6,583	259,269	5,744	265,584
Offshore International Group	2,386	–	15,188	–	6,285	–
Associates
Serviport S.A.	–	–	–	–	–	24,572
	76,248	1,113,782	447,652	857,905	503,727	708,774

29.1	Directors and key management personnel

In accordance with the approval given by the shareholders’ meeting in 2012, compensation paid to directors for attending the meetings of the Board of Directors and/or committees increased from four to six minimum legal monthly salaries in force, or approximately to COP$4,687,000 for 2018, from COP$4,426,000 for 2017 and COP$4,140,000 for 2016. For non–face–to–face sessions, 50% of the quota for face–to–face meetings is set. The members of the Board of Directors do not have any kind of variable remuneration. The amount paid in 2018 for compensation to members of the Board of Directors amounted to COP$2,152 (2017 – COP$1,
877
and 2016 – COP$1,253).

The total compensation paid to Directors as of December 31, 2018, amounted to COP$21,580 (2017 – COP$20,669 and 2016 – COP$13,901). Directors are not eligible to receive pension and retirement benefits. The total amount reserved as of December 31, 2018, to provide pension and retirement benefits to our eligible executive officers amounted to COP$5,491 (
2017 – COP$5,401 and
2016
– COP$4,674).

As of December 31, 2018, key
management officers owned less than 1% of the outstanding shares of Ecopetrol S.A. as follows:

Key management personnel	% Shares
Felipe Bayón	<1% outstanding shares
Jaime Caballero	<1% outstanding shares
Jorge Calvache	<1% outstanding shares
Rafael Espinosa Rozo	<1% outstanding shares

29.2	Post–employment benefit plans

The administration and management of resources for payment of Ecopetrol’s pension obligations are managed by autonomous pension funds (PAPs, by its acronym in Spanish) which serve as guarantee and payment sources. In 2008, Ecopetrol S.A. received the authorization to partially commute the value corresponding to monthly payments, bonds and quotas, transferring said obligations and the monies that support them to autonomous patrimonies of a pension nature, in accordance with the requirements of Decree 1833 of 2016.

Since November 2016, the entities that administer the resources are: Fiduciaria Bancolombia, Fiduciaria de Occidente and Consorcio Ecopetrol PACC (formed by Fiduciaria La Previsora, Fiduciaria Bancoldex, Fiduagraria and Fiduciaria Central).

These fiduciaries will manage the pension resources for a period of five years (2016-2021)
and as compensation they receive remuneration with fixed and variable components, the latter are settled on the gross yields of the portfolios and charged to the resources administered.

29.3	Government related parties

The Colombian Government controls Ecopetrol with a stock ownership of 88.49%. The most significant transactions with governmental entities are comprised as follows:

(a)	Purchase of oil from the National Hydrocarbons Agency – ANH

By nature of the business, the Ecopetrol Business Group has a direct relationship with ANH, an entity which operates under the rules of the Ministry of Mines and Energy, whose objective is to manage the oil and gas reserves and resources owned by the Colombian Nation.

Ecopetrol purchases the crude oil that the ANH receives from producers in Colombia at the prices set in accordance with a jointly established formula, which reflects the export sale prices (crude oils and products), adjusted for API gravity quality, sulfur content, transportation rates from the wellhead to the ports of Coveñas and Tumaco, refining process cost and a commercialization rate. This contract was extended to January 31, 2020.

From December 2013 the Ecopetrol Business Group commercialized, on behalf of the ANH, the natural gas received by the latter in kind from producers. Since January 2014, ANH has received royalties in cash for the production of natural gas.

The purchase value of oil and gas from ANH is detailed in Note 24 – Cost of sales.

Additionally Ecopetrol, like other oil companies, takes part in “rounds” for the allocation of exploration blocks in Colombia without implying special treatment for Ecopetrol on account of it being an entity whose majority shareholder is the Colombian Government.

(b)	Price differential

Regular gasoline and diesel sale prices are regulated by the National Government. In this case, there are differentials between the volume reported by the Colombian companies at the time of the sale and the difference between the international parity price and the regulated price actually charged, where the parity price is the daily price of gasoline and diesel oil of the respective month in Colombian pesos, indexed to the United States of America Gulf market, calculated in accordance with Resolution 18 0522 of 2010 and the Producer Price reference defined by the Ministry of Mines and Energy. These differentials may be in favor or against the producers. The value of this differential is detailed in Note 23 – Sales revenue from contracts with customers and Note 7 – Trade and other receivables, net.

(c)	National Tax and Customs Direction

Ecopetrol, just like any other company in Colombia, has tax obligations that it must comply with and does not have any other kind of association or commercial relationship with the National Tax and Customs Direction. For more information see Note 10 – Taxes.

(d)	Comptroller General of the Republic

Ecopetrol, just like any other state entity in Colombia, is obliged to comply with the requirements set out by the Comptroller General of the Republic and make an annual payment to this entity on account of a maintenance fee. Ecopetrol does not have any other kind of association or commercial relationship with this entity.